Leases (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)
Lease [Line Items]
Right of use assets | $	$ 645,402		$ 482,062
Minimum [Member]
Lease [Line Items]
Lease term consideration		¥ 0
Maximum [Member]
Lease [Line Items]
Lease term consideration		¥ 100